Related party transactions (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total related party transactions	$ 8,147	$ (6,121)
Borrowings [Member]
Statement [Line Items]
Total related party transactions	(522)	(818)
Trade And Other Receivables [Member]
Statement [Line Items]
Total related party transactions	27,809	30,781
Trade And Other Payables [Member]
Statement [Line Items]
Total related party transactions	(22,923)	(40,895)
Investments In Financial Asset [member]
Statement [Line Items]
Total related party transactions	$ 3,783	$ 4,811